UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Education - 7.2%
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts, Refunding	5.000%	11/1/29	$1,340,000	$1,527,439
Academy of Motion Picture Arts, Refunding	5.000%	11/1/30	1,100,000	1,249,138
Academy of Motion Picture Arts, Refunding	5.000%	11/1/34	750,000	843,135
Academy of Motion Picture Arts, Refunding	5.000%	11/1/35	2,000,000	2,243,640
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,305,936	(a)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,301,989	(a)
California State University Revenue:
Systemwide Series A	5.000%	11/1/34	2,000,000	2,352,880
Systemwide Series A	5.000%	11/1/35	1,100,000	1,288,144

Total Education				12,112,301

Health Care - 6.2%
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, Series A	5.000%	4/1/23	1,000,000	1,132,880
Odd Fellows Home of California, Series A	5.000%	4/1/24	1,000,000	1,126,560
California Statewide CDA Revenue:
899 Charleston Project, Series A, Refunding	5.000%	11/1/24	1,000,000	1,059,540	(a)
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/30	225,000	275,123
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/31	300,000	362,487
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/32	100,000	120,132
San Bernardino County, CA, COP, Arrowhead Project, Series A, Refunding	5.125%	8/1/24	6,235,000	6,327,091

Total Health Care				10,403,813

Housing - 3.3%
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	800,000	883,832
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	640,000	674,886	(a)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,160,900
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,407,282
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,431,488

Total Housing				5,558,388

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 10.1%
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1	5.000%	6/1/34	$1,500,000	$1,671,255
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.000%	11/15/24	3,000,000	3,420,000
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	5,020,000	6,212,350
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/36	600,000	690,204	(b)
Southern California Public Power Authority, Natural Gas Project Revenue:
Project Number 1, Series A	5.250%	11/1/24	2,435,000	2,763,360
Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,330,420

Total Industrial Revenue				17,087,589

Leasing - 7.1%
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/27	1,250,000	1,445,350
California State Public Works Board, Lease Revenue, Various Capital Projects, Series A	5.250%	10/1/24	3,000,000	3,276,000
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,167,150
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,210,373
Capital Improvement Projects, Series B	5.000%	10/15/31	2,015,000	2,373,488
Capital Improvement Projects, Series B	5.000%	10/15/32	1,145,000	1,344,070
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Series A	5.000%	7/15/38	1,000,000	1,168,000

Total Leasing				11,984,431

Other - 3.4%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	195,000	201,983	(a)
Senior Lien, LINXS APM Project	5.000%	12/31/34	1,000,000	1,141,820	(b)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,433,287	(b)
Lee Lake, CA, Public Financing Authority Revenue:
Junior Lien, Series B	5.000%	9/1/25	305,000	325,560
Senior Lien, Series A, Refunding	5.000%	9/1/22	1,000,000	1,112,410

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - (continued)
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	$850,000	$949,527
Alamitos Bay Marina Project	5.000%	5/15/31	445,000	493,830

Total Other				5,658,417

Power - 13.2%
Central Valley Financing Authority, CA, Cogeneration Project Revenue, Carson Ice Generation Project, Refunding	5.250%	7/1/20	1,000,000	1,050,750
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series B, Refunding	5.000%	7/1/38	2,000,000	2,302,240
Series C	5.000%	7/1/35	2,000,000	2,351,520
Series C	5.000%	7/1/36	1,000,000	1,170,030
Main Street Natural Gas Inc., GA, Gas Project Revenue, Subordinated, Series E, LIQ-Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.570%)	2.310%	12/1/23	1,500,000	1,492,575	(c)(d)
Modesto, CA, Irrigation District, Electric System Revenue, Series A, Refunding	5.000%	7/1/25	5,000,000	5,376,050
Northern California Power Agency Revenue, Hydroelectric Project Number One, Series A, Refunding	5.000%	7/1/23	2,500,000	2,527,525
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/35	1,000,000	1,198,840
Series A, Refunding	5.000%	10/1/43	250,000	290,398
Turlock, CA, Irrigation District Revenue, Series A, Refunding	5.000%	1/1/24	4,435,000	4,562,462

Total Power				22,322,390

Pre-Refunded/Escrowed to Maturity - 9.0%
ABAG, CA, Finance Authority for Nonprofit Corp. Revenue, Sharp HealthCare, Series B	6.000%	8/1/24	1,545,000	1,573,490	(e)
California Statewide CDA, FHA Revenue, Methodist Hospital Project	6.250%	8/1/24	4,120,000	4,199,269	(e)
Northern California Power Agency Revenue, Lodi Energy Center, Series A	5.000%	6/1/25	4,000,000	4,175,560	(e)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series C	5.000%	5/1/24	2,420,000	2,519,147	(e)
Turlock, CA, Irrigation District Revenue, Series A	5.000%	1/1/24	2,635,000	2,713,602	(e)

Total Pre-Refunded/Escrowed to Maturity				15,181,068

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 9.2%
Contra Costa Transportation Authority, CA, Sales Tax Revenue, Series A, Refunding, (0.700 x 1mo. USD LIBOR + 0.250%)	1.992%	9/1/21	$1,000,000	$1,000,500	(c)(d)
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	664,422
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	2,000,000	2,437,860
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	4.750%	7/1/53	900,000	828,693
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/26	1,850,000	2,154,584
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/27	1,700,000	1,976,029
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	470,000	492,024
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	3,000,000	3,518,730
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	2,500,000	2,418,750

Total Special Tax Obligation				15,491,592

State General Obligation - 2.8%
California State, GO, Bid Group B, Refunding	5.000%	8/1/33	4,000,000	4,659,240	(f)

Transportation - 8.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	3,010,689
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.840%	4/1/24	1,000,000	1,022,660	(c)(d)
Los Angeles, CA, Department of Airports Revenue, Subordinated, Series C	5.000%	5/15/38	1,500,000	1,702,665	(b)
Los Angeles, CA, Harbor Department Revenue, Series A	5.250%	8/1/21	2,575,000	2,614,423
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/25	1,000,000	1,044,580

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series B	4.900%	5/1/29	$1,930,000	$1,975,239
Series C, Refunding	5.000%	5/1/24	3,245,000	3,372,107

Total Transportation				14,742,363

Water & Sewer - 18.5%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	1,750,000	2,034,008
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project	5.000%	7/1/29	1,000,000	1,199,020	(a)
Fillmore, CA, Wastewater Revenue:
Series 2017, Refunding, AGM	5.000%	5/1/36	1,730,000	1,972,736
Series 2017, Refunding, AGM	5.000%	5/1/37	1,040,000	1,180,982
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	2,500,000	2,965,075
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	1,500,000	1,802,430
San Diego County, CA, Water Authority, Water Revenue, Series A, Refunding	5.000%	5/1/28	3,345,000	3,975,298
Southern California Water Replenishment District, Financing Authority Replenishment Assessment Revenue	5.000%	8/1/38	2,000,000	2,349,620
Stockton, CA, Public Financing Authority Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/25	1,250,000	1,456,513
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/26	1,375,000	1,597,475
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/27	1,000,000	1,157,840
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,730,850
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/29	1,000,000	1,149,410
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,176,830
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,346,180

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Tulare, CA, Sewer Revenue:
Refunding, AGM	5.000%	11/15/28	$1,200,000	$1,418,880
Refunding, AGM	5.000%	11/15/29	1,500,000	1,766,415

Total Water & Sewer				31,279,562

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $159,500,858)				166,481,154

SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
Facilities - 0.3%
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Public Safety Project, Series A, LOC-Wells Fargo Bank N.A.	1.650%	4/1/39	400,000	400,000	(g)(h)

Housing: Multi-Family - 0.1%
California Statewide CDA, MFH Revenue, 1030 Post Street Apartments, Series Y, LIQ-FHLMC	1.700%	2/1/39	200,000	200,000	(b)(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $600,000)				600,000

TOTAL INVESTMENTS - 99.1% (Cost - $160,100,858)				167,081,154
Other Assets in Excess of Liabilities - 0.9%				1,527,033

TOTAL NET ASSETS - 100.0%				$168,608,187

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
Schedule of investments (unaudited) (cont’d)	February 28, 2019

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
Schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	16	6/19	$2,593,472	$2,553,500	$39,972

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited) (continued)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds	—	$166,481,154	—	$166,481,154
Short-Term Investments	—	600,000	—	600,000

Total Investments	—	$167,081,154	—	$167,081,154

Other Financial Instruments:
Futures Contracts	$39,972	—	—	$39,972

Total	$39,972	$167,081,154	—	$167,121,126

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019